Tax Matters - Provision for Taxes on Income (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Repatriation tax liability		$ 15,200
Expense related to future taxes on global intangible low-taxed income		1,000
Tax Benefit from Tax Cuts and Jobs Act of 2017	[2],[3]	10,660	[1]	$ 0	$ 0
Tax benefit associated with remeasurement of U.S. deferred tax liabilities on remitted earnings of foreign subsidiaries		22,800
Tax benefit associated with remeasurement of U.S. deferred tax liabilities primarily intangibles		1,600
Expense related to repatriation tax on deemed repatriated accumulated pre-2017 earnings of foreign subsidiaries		12,900
Expense related to future taxes on global intangible low-taxed income		1,000
Tax benefit primarily associated with certain tax initiatives		100
Deferred income taxes on certain current-year funds earned outside of the U.S.		1,300		1,100	2,100
Tax benefit related to net losses on early retirement of debt		370
Tax benefits from resolution of certain tax positions		150		460	360
Selling, informational and administrative expenses		$ 307		312	$ 251
Tax benefit due to adoption of accounting standard				$ 89

[1]	2017 reflects the estimated remeasurement of U.S. deferred tax assets and liabilities as the result of the enactment of the TCJA. For additional information, see Note 5A.
[2]	Amounts may not add due to rounding.
[3]	As a result of the enactment of the TCJA, Pfizer’s Provision/(benefit) for taxes on income was favorably impacted by approximately $10.7 billion, primarily reflecting the remeasurement of U.S. deferred tax liabilities, which includes the repatriation tax on deemed repatriated accumulated post-1986 earnings of foreign subsidiaries. See Note 5A. Tax Matters: Taxes on Income from Continuing Operations for additional information.